INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

The Company’s inventories are consisted of the follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	4,543,103	3,342,833
Work-in-progress	2,103,946	1,949,539
Finished goods	11,568,488	7,217,050
Total	18,215,537	12,509,422